General (Details) - USD ($)		6 Months Ended
	Feb. 04, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
General (Details) [Line Items]
Sale of ordinary shares (in Shares)	4,244,048
Warrants (in Shares)	4,244,048
Working capital		$ 7,900,000		$ 10,400,000
Accumulated deficit		(10,456,554)		$ (8,192,527)
Cash flow from operating activity		2,300,000	$ 2,900,000
Aggregate gross proceeds	$ 17,800,000		$ 17,824,992
Net proceeds	15,100,000
Underwriting discounts	1,350,000
Other offering costs	$ 1,350,000
IPO [Member]
General (Details) [Line Items]
Sale of ordinary shares (in Shares)	4,244,048
Warrants (in Shares)	4,244,048